UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund

The fund's portfolio
6/30/16 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.1%)(a)
	Rating(RAT)	Principal amount	Value

California (96.4%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Sharp Hlth. Care), 6 1/4s, 8/1/39	Aa3	$14,000,000	$16,313,500
(Episcopal Sr. Cmntys.), 6 1/8s, 7/1/41	BBB+/F	2,045,000	2,400,953
(Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/42	BBB+/F	700,000	785,974
(O'Connor Woods), 5s, 1/1/33	AA-	2,300,000	2,748,845

ABAG Fin. Auth. Non-Profit Corps Insd. Sr. Living Rev. Bonds (Odd Fellows Home of CA), Ser. A
5s, 4/1/42	AA-	1,000,000	1,173,010
5s, 4/1/32	AA-	3,000,000	3,585,330

Alameda Cnty., Joint Pwrs. Auth. Lease Rev. Bonds (Multiple Cap.), Ser. A, 5s, 12/1/34	AA	4,960,000	5,937,566

Alameda, Corridor Trans. Auth. Rev. Bonds
Ser. B, 5s, 10/1/37	BBB+	1,750,000	2,141,125
Ser. B, AGM, 5s, 10/1/37	AA	450,000	554,693
Ser. A, AMBAC, zero %, 10/1/19	BBB+	365,000	344,104
Ser. A, AMBAC, U.S. Govt. Coll., zero %, 10/1/19 Escrowed to maturity	Baa2	4,635,000	4,499,334

Anaheim, Pub. Fin. Auth. Rev. Bonds
(Elec. Syst. Distr. Fac.), Ser. A, 5 3/8s, 10/1/36	Aa3	3,000,000	3,527,970
Ser. A, 5s, 5/1/39	AA-	1,000,000	1,204,090

Arcadia, Unified School Dist. G.O. Bonds (Election of 2006), Ser. A, AGM
zero %, 8/1/41	Aa1	7,680,000	2,277,427
zero %, 8/1/40	Aa1	10,160,000	3,172,257
zero %, 8/1/18	Aa1	1,500,000	1,397,970

Bay Area Toll Auth. of CA Rev. Bonds
Ser. S-6, 5s, 10/1/54	AA-	8,650,000	10,378,616
Ser. F-1, 5s, 4/1/54	AA	14,330,000	17,023,610

CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Providence Hlth. & Svcs.), Ser. C, 6 1/2s, 10/1/38 (Prerefunded 10/1/18)	AAA/P	100,000	112,917
(Providence Hlth. & Svcs.), Ser. C, U.S. Govt. Coll., 6 1/2s, 10/1/38 (Prerefunded 10/1/18)	Aa3	5,400,000	6,103,944
(Providence Hlth. & Svcs.), Class C, U.S. Govt. Coll., 6 1/4s, 10/1/28 (Prerefunded 10/1/18)	Aa3	3,350,000	3,768,147
(Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	10,500,000	11,994,675
(Sutter Hlth.), Ser. A, 5 1/4s, 11/15/46	Aa3	7,000,000	7,123,200
(Stanford Hosp.), Ser. A-2, 5 1/4s, 11/15/40	Aa3	1,000,000	1,204,940
(Scripps Hlth.), Ser. A, 5s, 11/15/40	AA	1,500,000	1,730,010
(Cedars Sinai Med. Ctr.), 5s, 8/15/39	Aa3	5,400,000	6,054,102
(Scripps Hlth.), Ser. A, 5s, 11/15/32	AA	1,000,000	1,167,190
(CA-NV Methodist), 5s, 7/1/26 (Prerefunded 7/1/16)	AA-	1,745,000	1,745,000

CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.)
Ser. I, 4 7/8s, 8/1/41	AA-	2,570,000	2,578,121
Ser. K, 4 5/8s, 8/1/26	AA-	2,440,000	2,447,393

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	A-	4,860,000	4,961,768
5 1/4s, 2/1/37	A-	7,710,000	7,875,919

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6 1/4s, 6/1/40	Baa1	4,000,000	4,669,520
(Emerson College), 6s, 1/1/42	Baa1	1,000,000	1,192,520
(Biola U.), 5 7/8s, 10/1/34	Baa1	12,470,000	13,443,658
(Biola U.), 5.8s, 10/1/28	Baa1	220,000	240,572
(Eisenhower Med. Ctr.), Ser. A, 5 3/4s, 7/1/40	Baa2	9,000,000	10,205,550
(Emerson College), 5 3/4s, 1/1/33	Baa1	1,000,000	1,196,800
(Loma Linda U.), 5s, 4/1/28	A	2,000,000	2,057,900
(U. Students Coop Assn.), 5s, 4/1/22	BBB	790,000	812,570

CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim Place Claremont), Ser. A, 6 1/8s, 5/15/39	AA-	3,000,000	3,449,580

CA School Fin. Auth. Rev. Bonds (Kipp LA Projects), Ser. A, 5 1/8s, 7/1/44	BBB-	1,000,000	1,144,560

CA State G.O. Bonds
6 1/2s, 4/1/33	Aa3	20,000,000	23,143,800
5 3/4s, 4/1/31	Aa3	21,000,000	23,813,580
5 1/4s, 4/1/35	Aa3	10,000,000	12,164,000
5s, 9/1/45	Aa3	7,500,000	9,471,375
5s, 8/1/45	Aa3	4,000,000	4,949,600
5s, 3/1/45	Aa3	4,165,000	5,112,329
5s, 10/1/44	Aa3	13,905,000	17,045,861
5s, 12/1/43	Aa3	1,500,000	1,828,935
5s, 11/1/43	Aa3	6,645,000	8,086,766
5s, 4/1/37	Aa3	2,000,000	2,414,100

CA State VRDN, 0.27s, 5/1/33	VMIG1	4,250,000	4,250,000

CA State Edl. Fac. Auth. Rev. Bonds
(CA Lutheran U.), 5 3/4s, 10/1/38	Baa1	5,000,000	5,464,300
(Pacific U.), 5 1/2s, 11/1/39 (Prerefunded 11/1/19)	AAA/P	100,000	115,471
(U. of the Pacific), 5 1/2s, 11/1/39	A2	1,085,000	1,228,014
(U. of the Pacific), U.S. Govt. Coll., 5 1/2s, 11/1/39 (Prerefunded 11/1/19)	AAA/P	65,000	75,056
(CA College of Arts), 5 1/4s, 6/1/30	Baa2	1,360,000	1,604,909
(U. of the Pacific), 5 1/4s, 11/1/29	A2	1,265,000	1,431,208
(Loyola-Marymount U.), Ser. A, 5 1/8s, 10/1/40	A2	2,955,000	3,279,193
(U. Redlands), Ser. A, 5 1/8s, 8/1/38 (Prerefunded 8/1/18)	A3	6,430,000	7,026,061
(Pepperdine U.), 5s, 10/1/49	AA	2,000,000	2,458,780
(Pepperdine U.), 5s, 9/1/45	AA	1,000,000	1,236,560
(Santa Clara U.), 5s, 4/1/45	Aa3	2,500,000	3,024,775
(Pepperdine U.), 5s, 12/1/44	AA	2,000,000	2,451,520
(Pepperdine U.), 5s, 10/1/41	AA	1,500,000	1,875,180
(U. of Redlands), Ser. A, 5s, 10/1/38	A3	500,000	603,570
(U. of Redlands), Ser. A, 5s, 10/1/37	A3	425,000	513,035
(U. of the Pacific), 5s, 11/1/36	A2	500,000	612,175
(U. of Redlands), Ser. A, 5s, 10/1/36	A3	750,000	906,075
(U. of Redlands), Ser. A, 5s, 10/1/35	A3	1,000,000	1,191,570
(Chapman U.), 5s, 4/1/31	A2	2,425,000	2,788,798
(Loyola-Marymount U.), Ser. A, NATL, zero %, 10/1/28	A2	355,000	260,677

CA State Edl. Fac. Auth. Rev. Bonds (Occidental College)
5s, 10/1/45	Aa3	425,000	519,979
5s, 10/1/38	Aa3	595,000	728,524
5s, 10/1/35	Aa3	500,000	616,890
5s, 10/1/34	Aa3	960,000	1,188,960

CA State Hlth. Fac. Fin. Auth. Rev. Bonds (Sutter Health), Ser. A, 5s, 11/15/46	Aa3	5,500,000	6,692,070

CA State Infrastructure & Econ. Dev. Bank Rev. Bonds
(Academy Motion Picture Arts & Sciences Oblig. Group), 5s, 11/1/41	Aa2	1,000,000	1,184,600
(J. David Gladstone Inst.), Ser. A, 5s, 10/1/31	A-	4,000,000	4,658,520
(Indpt. Syst. Operator Corp.), 5s, 2/1/30	A1	7,000,000	8,315,090
(Oakland Unified School Dist. Fin.), 5s, 8/15/22	AA-	4,985,000	5,443,819

CA State Infrastructure & Econ. Dev. Bank Rev. Bonds (Walt Disney Family Museum )
5s, 2/1/31	A1	250,000	313,290
5s, 2/1/30	A1	250,000	314,528
5s, 2/1/29	A1	270,000	342,376

CA State Infrastructure & Econ. Dev. Bank VRDN (Los Angeles Museum), Ser. A, 0.28s, 9/1/37	VMIG1	3,295,000	3,295,000

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds (Caritas Affordable Hsg., Inc.), Ser. A, 5s, 8/15/30	BBB	1,000,000	1,168,040

CA State Muni. Fin. Auth. Student Hsg. Rev. Bonds (Bowles Hall Foundation), Ser. A, 5s, 6/1/35	Baa3	1,270,000	1,459,636

CA State Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.1s, 6/1/40	A	4,500,000	5,062,590
(Wtr. Furnishing), 5s, 11/21/45	Baa3	8,000,000	8,996,640

CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/16) (Republic Svcs., Inc.), Ser. A, 0.9s, 8/1/23	BBB+	1,200,000	1,200,012

CA State Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5 1/4s, 8/1/40	A	4,000,000	4,508,920

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A1	3,000,000	3,521,160
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/26	A1	2,625,000	2,995,204
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/24	A1	4,485,000	5,120,121
Ser. G-1, 5 3/4s, 10/1/30	A1	9,000,000	10,342,260
Ser. A-1, 5 1/2s, 3/1/25	A1	2,500,000	2,871,425
Ser. B, 5s, 10/1/39	A1	1,500,000	1,831,185
(Various Cap.), Ser. I, 5s, 11/1/38	A1	1,880,000	2,248,066
(Regents U.), Ser. E, U.S. Govt. Coll., 5s, 4/1/29 (Prerefunded 4/1/19)	Aaa	7,015,000	7,847,260
(Regents U.), Ser. E, U.S. Govt. Coll., 5s, 4/1/28 (Prerefunded 4/1/19)	Aaa	6,000,000	6,711,840
(Dept. of Corrections-State Prisons), Ser. A, AMBAC, 5s, 12/1/19	A1	5,420,000	5,882,760

CA State Tobacco Securitization Agcy. Rev. Bonds (Kern Cnty. Tobacco Funding Corp.), 5s, 6/1/40	BBB/P	5,000,000	5,679,950

CA State U. Rev. Bonds
(Systemwide), Ser. A, 5s, 11/1/45	Aa2	1,500,000	1,878,075
Ser. A, 5s, 11/1/38	Aa2	2,250,000	2,823,435
Ser. A, 5s, 11/1/35	Aa2	4,500,000	5,623,650

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB+	4,120,000	4,132,484

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 7 1/4s, 11/15/41	BBB-	6,000,000	7,090,980
(Enloe Med. Ctr.), 6 1/4s, 8/15/33 (Prerefunded 8/15/18)	AA-	6,500,000	7,266,740
(Sutter Hlth.), Ser. A, 6s, 8/15/42	Aa3	5,000,000	6,083,800
(Irvine, LLC-UCI East Campus), 6s, 5/15/40 (Prerefunded 5/15/18)	Aaa	11,000,000	12,108,910
(American Baptist Homes West), 5 3/4s, 10/1/25	BBB+/F	950,000	1,085,802
(Catholic Hlth. Care West), Ser. A, 5 1/2s, 7/1/30	A	3,745,000	3,935,059
(899 Charleston, LLC), Ser. A, 5 3/8s, 11/1/49	BB/P	1,000,000	1,136,590
(Sutter Hlth.), Ser. B, 5 1/4s, 11/15/48	Aa3	2,000,000	2,170,040
(899 Charleston, LLC), Ser. A, 5 1/4s, 11/1/44	BB/P	300,000	339,444
(John Muir Hlth.), Ser. A, 5s, 8/15/51	A1	1,000,000	1,230,090
(John Muir Hlth.), Ser. A, 5s, 8/15/46	A1	1,365,000	1,683,209
(American Baptist Homes of the West), 5s, 10/1/45	BBB+/F	2,550,000	2,958,637
AGM, 5s, 11/15/44	AA	5,195,000	6,173,322
(American Baptist Homes of the West), 5s, 10/1/43	BBB+/F	1,190,000	1,329,408
(Episcopal Cmntys. and Svcs.), 5s, 5/15/42	A-/F	3,250,000	3,639,317
(Enloe Med. Ctr.), 5s, 8/15/38	AA-	2,750,000	3,370,812
(Enloe Med. Ctr.), 5s, 8/15/35	AA-	1,580,000	1,950,447
(Episcopal Cmntys. and Svcs.), 5s, 5/15/32	A-/F	600,000	685,470
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/27 (Prerefunded 10/1/17)	AA-	3,685,000	3,887,159
(Terraces at San Joaquin Gardens), Ser. A, 5s, 10/1/22	BB/P	3,150,000	3,440,146
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	625,000	516,069

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(American Baptist Homes West), 6 1/4s, 10/1/39	BBB+/F	4,500,000	5,196,555
(Front Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB+	9,500,000	9,652,380

CA Statewide Cmnty. Dev. Auth. Student Hsg. Rev. Bonds (CHF-Irvine, LLC), 5s, 5/15/40	Baa1	2,000,000	2,418,860

CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds, Class B, 5 5/8s, 5/1/29	Baa3	2,100,000	2,146,347

Carlsbad, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 11/1/21	Aa2	2,250,000	2,094,592

Castaic Lake, Wtr. Agcy. COP (Water Syst. Impt.), AMBAC, zero %, 8/1/27	AA+	10,000,000	7,679,100

Cerritos, G.O. Bonds (Cerritos Cmnty. College Dist.), Ser. A, 5s, 8/1/39	Aa2	9,275,000	11,269,496

Chino Basin, Desalter Auth. Rev. Bonds, Ser. A, AGC, 5s, 6/1/30 (Prerefunded 6/1/18)	AA+	2,000,000	2,150,400

Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas)
Ser. C, 5 7/8s, 2/15/34	Aa2	2,600,000	2,957,708
Ser. D, 5 7/8s, 1/1/34	Aa2	5,000,000	5,687,900

Chula Vista, Muni. Fin. Auth. Special Tax Bonds
5 1/2s, 9/1/30	BBB+	740,000	887,882
5 1/2s, 9/1/29	BBB+	2,165,000	2,608,370

Clovis, Unified School Dist. G.O. Bonds (Election 2012), Ser. D, 5s, 8/1/37	Aa2	3,000,000	3,714,990

Coast, Cmnty. College Dist. G.O. Bonds
(Election 2012), Ser. A, 5s, 8/1/38	Aa1	7,000,000	8,542,940
NATL, zero %, 8/1/22	Aa1	1,280,000	1,169,715
NATL, zero %, 8/1/21	Aa1	4,500,000	4,209,660

Commerce, Redev. Agcy. Tax Alloc. Bonds (Redev. Area 1), U.S. Govt. Coll., zero %, 8/1/21 (Escrowed to maturity)	AAA/P	18,000,000	14,164,380

Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds, Ser. G, NATL, zero %, 9/1/17 (Escrowed to maturity)	Aaa	4,525,000	4,245,355

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds
Ser. A, 5s, 9/1/35	A-	585,000	695,828
Ser. A, 5s, 9/1/32	A-	1,125,000	1,356,356
(Sr. Lien), Ser. A, 5s, 9/1/28	A-	275,000	335,456

Corona-Norco, Unified School Dist. Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1), 5s, 9/1/28	A-	1,590,000	1,895,884

Desert Cmnty. College Dist. G.O. Bonds, 5s, 8/1/36	Aa2	1,000,000	1,255,140

Eastern CA Muni. Waste Wtr. Dist. Rev. Bonds , Ser. A, 5s, 7/1/45	AA	2,740,000	3,432,809

El Camino, Hosp. Dist. Rev. Bonds, Ser. A, AMBAC, 6 1/4s, 8/15/17 (Escrowed to maturity)	AAA/P	3,185,000	3,283,353

Emeryville, Redev. Successor Agcy. Tax Alloc. Bonds, Ser. A, AGM
5s, 9/1/34	AA	500,000	603,125
5s, 9/1/33	AA	385,000	466,004
5s, 9/1/32	AA	450,000	546,552
5s, 9/1/31	AA	590,000	720,048
5s, 9/1/30	AA	815,000	1,004,968

Folsom Cordova, Unified School Dist. G.O. Bonds (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	AA-	1,505,000	1,227,373

Fontana, Cmnty. Facs. Special Tax Bonds (Sierra Hills School Dist. No. 22)
5s, 9/1/34	BBB-/P	1,000,000	1,147,550
5s, 9/1/31	BBB-/P	880,000	1,016,743

Foothill-De Anza, Cmnty. College Dist. G.O. Bonds, Ser. C, 5s, 8/1/40	Aaa	6,750,000	7,852,410

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6s, 1/15/53	BBB-	8,000,000	9,665,760

Fullerton, Cmnty. Fac. Dist. No. 1 Special Tax Bonds (Amerige Heights), 5s, 9/1/32	A-	1,000,000	1,171,580

Garden Grove, Unified School Dist. G.O. Bonds (2010 Election), Ser. C
5s, 8/1/32	Aa2	2,000,000	2,409,780
5s, 8/1/31	Aa2	1,500,000	1,815,060
5s, 8/1/30	Aa2	1,000,000	1,215,220
5s, 8/1/29	Aa2	500,000	610,585

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A, 5s, 6/1/45	A1	10,000,000	12,090,600
Ser. A, 5s, 6/1/40	A1	9,940,000	12,133,957
Ser. A-1, 5s, 6/1/33	B3	8,000,000	8,062,160
Ser. A, AMBAC, zero %, 6/1/24	A1	12,000,000	10,310,040

Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds (Election 2012), Ser. A, 5 1/4s, 8/1/38	Aa2	4,000,000	4,826,640

Hartnell Cmnty. College Dist. G.O. Bonds, Ser. A
zero %, 8/1/37	Aa2	3,500,000	1,596,700
zero %, 8/1/36	Aa2	4,750,000	2,287,980
zero %, 8/1/35	Aa2	1,000,000	509,060

Hayward, Unified School Dist. G.O. Bonds, 5s, 8/1/38	A+	1,995,000	2,371,836

Imperial Irrigation Elec. Dist. Rev. Bonds
Ser. A, 6 1/4s, 11/1/31 (Prerefunded 11/1/20)	AA-	1,000,000	1,209,590
Ser. A, 5 1/2s, 11/1/41 (Prerefunded 11/1/20)	AA-	9,000,000	10,483,650
Ser. A, 5 1/8s, 11/1/38	AA-	365,000	398,197
Ser. A, U.S. Govt. Coll., 5 1/8s, 11/1/38 (Prerefunded 11/1/18)	AAA/P	1,635,000	1,801,950
Ser. C, 5s, 11/1/37	AA-	1,500,000	1,870,545
Ser. C, 5s, 11/1/36	AA-	1,460,000	1,825,058

Inland Valley, Dev. Agcy. Successor Tax Alloc. Bonds, Ser. A, 5 1/4s, 9/1/37	A-	4,925,000	5,904,632

Irvine, Cmnty. Fac. Dist. No. 13-3 Special Tax Bonds (Great Park Impt. Area No. 1), 5s, 9/1/39	BBB-/P	1,000,000	1,139,000

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Ltd. Oblig. Assmt. Dist. No. 13-1), 5s, 9/2/29	BBB+	705,000	831,942
(Dist No. 12-1), 5s, 9/2/23	BBB+	1,000,000	1,201,130

Irvine, Unified School Dist. Special Tax Bonds, BAM, 5s, 9/1/38	AA	2,500,000	3,048,725

Jurupa, Pub. Fin. Auth. Special Tax Bonds, Ser. A
5s, 9/1/33	A-	600,000	716,340
5s, 9/1/32	A-	2,475,000	2,969,134

Kaweah, Delta Hlth. Care Dist. Rev. Bonds, Ser. B, 5s, 6/1/40	A3	1,500,000	1,781,805

La Verne, COP (Brethren Hillcrest Homes), 5s, 5/15/29	BBB-/F	635,000	709,892

Lake Elsinore, Pub. Fin. Auth. Local Agcy. Special Tax Bonds (Canyon Hills Impt. Areas), Ser. A & C
5s, 9/1/33	BB+/P	1,105,000	1,270,640
5s, 9/1/31	BB+/P	1,045,000	1,209,859

Las Virgenes, Unified School Dist. G.O. Bonds, AGM, zero %, 11/1/23	Aa2	1,395,000	1,211,167

Long Beach Marina, Rev. Bonds, 5s, 5/15/40	BBB/F	1,000,000	1,181,830

Long Beach, Bond Fin. Auth. Rev. Bonds
(Natural Gas Purchase), Ser. A, 5 1/2s, 11/15/28	Baa1	5,000,000	6,505,500
(Aquarium of the Pacific), 5s, 11/1/30	A1	1,000,000	1,174,930
(Aquarium of the Pacific), 5s, 11/1/29	A1	1,250,000	1,470,750

Long Beach, Cmnty. College Dist. G.O. Bonds (2008 Election), Ser. B
5s, 8/1/39	Aa2	5,000,000	5,919,150
zero %, 8/1/34	Aa2	1,500,000	886,800
zero %, 8/1/33	Aa2	625,000	383,625

Long Beach, Unified School Dist. G.O. Bonds, Ser. D-1, zero %, 8/1/37	Aa2	1,000,000	454,970

Los Angeles Cnty., Pub. Wks. Fin. Auth. Rev. Bonds, Ser. A, 5s, 12/1/44	AA	1,000,000	1,213,720

Los Angeles Cnty., School Dist. COP (Headquarters Bldg.), Ser. B
5s, 10/1/31	A1	1,125,000	1,333,508
5s, 10/1/30	A1	1,250,000	1,487,362

Los Angeles Ctny., Pub. Wks. Fin. Auth. Lease Rev. Bonds, Ser. D, 5s, 12/1/45	AA	3,000,000	3,650,190

Los Angeles, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. A, U.S. Govt. Coll., 6s, 8/1/33 (Prerefunded 8/1/19)	Aa1	9,000,000	10,431,000

Los Angeles, Cmnty. Fac. Dist. No. 4 Special Tax Bonds (Playa Vista Phase 1)
5s, 9/1/31	BBB+	1,500,000	1,766,520
5s, 9/1/30	BBB+	1,500,000	1,778,640
5s, 9/1/29	BBB+	1,500,000	1,790,850

Los Angeles, Dept. of Arpt. Rev. Bonds

Ser. A, 5s, 5/15/42	AA-	6,000,000	7,262,400
Ser. D, 5s, 5/15/41	AA	4,000,000	4,793,600
(Los Angeles Intl. Arpt.), Ser. A, 5s, 5/15/40	AA	5,000,000	5,755,050
(Los Angeles Intl. Arpt.), Ser. D, 5s, 5/15/40	AA	11,500,000	13,236,615
Ser. D, 5s, 5/15/36	AA	1,375,000	1,659,941
(Sr. Intl. Private Activity), 5s, 5/15/35	AA	2,000,000	2,364,040
(Los Angeles Intl. Arpt.), Ser. B, 5s, 5/15/32	AA-	1,000,000	1,211,320
(Los Angeles Intl. Arpt.), Ser. B, 5s, 5/15/31	AA-	1,190,000	1,445,755
(Los Angeles Intl. Arpt.), Ser. B, 5s, 5/15/30	AA-	1,100,000	1,340,394
(Los Angeles Intl. Arpt.), 5s, 5/15/29	AA	4,225,000	5,133,037

Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds
Ser. D, 5s, 7/1/44	Aa2	5,000,000	6,114,450
(Pwr. Syst.), Ser. B, 5s, 7/1/43	Aa2	7,000,000	8,335,810
(Pwr. Syst.), Ser. B, 5s, 7/1/43	Aa2	1,500,000	1,824,225
Ser. B, 5s, 7/1/36	Aa2	3,000,000	3,765,300
(Wtr. Wks. Syst.), Ser. B, 5s, 7/1/31	AA+	2,000,000	2,444,820

Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds
(Pwr. Syst. ), Ser. A, 5s, 7/1/46	Aa2	9,500,000	11,802,990
(Wtr. Wks. Syst.), Ser. A, 5s, 7/1/46	AA+	4,000,000	4,977,440

Los Angeles, Harbor Dept. Rev. Bonds, FNMA Coll., FHLMC Coll., 7.6s, 10/1/18 (Escrowed to maturity)	AA+	7,350,000	7,928,592

Los Angeles, Muni. Impt. Corp. Lease Rev. Bonds (Real Property ), Ser. B, 4s, 11/1/36	A+	3,480,000	3,915,035

Los Angeles, Unified School Dist. G.O. Bonds
(Election 2008), Ser. A, 5s, 7/1/40	Aa2	2,000,000	2,476,400
Ser. D, 5s, 1/1/34	Aa2	3,865,000	4,312,644
Ser. F, 5s, 7/1/29	Aa2	2,000,000	2,241,060

Los Angeles, Waste Wtr. Syst. Rev. Bonds
(Green Bond), Ser. C, 5s, 6/1/45	AA+	2,500,000	3,085,850
Ser. B, 5s, 6/1/30	AA	8,000,000	9,666,400

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	BBB+	6,000,000	9,170,520

Merced, City School Dist. G.O. Bonds (Election 2014), 5s, 8/1/45	Aa3	3,500,000	4,321,170

Merced, Union High School Dist. G.O. Bonds, AGM
zero %, 8/1/44	AA	8,655,000	2,465,377
zero %, 8/1/39	AA	5,005,000	1,876,675

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5 3/4s, 8/10/18	AAA	12,100,000	12,744,688

Modesto, Irrigation Dist. Elec. Rev. Bonds, Ser. A, AGM
5s, 7/1/32	AA	800,000	950,016
5s, 7/1/31	AA	1,600,000	1,905,760

Modesto, Irrigation Dist. Fin. Auth. Elec. Syst. Rev. Bonds, Ser. A, 5s, 10/1/40	A+	2,790,000	3,356,872

Mt. San Antonio, Cmnty College Dist. G.O. Bonds (Election 2008), Ser. A-13, 5s, 8/1/34	Aa2	2,000,000	2,428,960

Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	AA	2,000,000	1,374,620

Murrieta, Pub. Fin. Auth. Special Tax Bonds, 5s, 9/1/26	BBB-	1,000,000	1,180,460

Napa Valley, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. C, NATL
zero %, 8/1/22	Aa2	5,000	3,868
zero %, 8/1/21	Aa2	6,750,000	5,491,395
zero %, 8/1/21 (Prerefunded 8/1/17)	Aa2	1,825,000	1,483,287

North Natomas, Cmnty. Fac. Special Tax Bonds (Dist. No. 4), Ser. E, 5 1/4s, 9/1/33	BBB+	1,500,000	1,773,225

Northern CA Pwr. Agcy. Rev. Bonds (Hydroelec. Project No. 1), Ser. A
5s, 7/1/32	A+	700,000	825,706
5s, 7/1/30	A+	1,000,000	1,190,830

Oakland, G.O. Bonds, Ser. A, 5s, 1/15/35	Aa2	2,000,000	2,498,800

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds
(Election of 2012), 6 5/8s, 8/1/38	BBB/P	1,000,000	1,200,510
(Election of 2006), Ser. A, 6 1/8s, 8/1/29	BBB/P	4,000,000	4,481,160
Ser. A, 5s, 8/1/40	BBB+/P	1,000,000	1,194,560

Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds (Ladera Ranch - No. 04-1), Ser. A
5s, 8/15/33	BBB	1,750,000	2,050,283
5s, 8/15/32	BBB	1,000,000	1,173,740

Orange Cnty., Sanitation Dist. Waste Wtr. Rev. Bonds, Ser. A, 5s, 2/1/37	AAA	3,190,000	3,939,969

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (91 Express Lane), 5s, 8/15/29	AA-	1,050,000	1,274,795

Peralta Cmnty. College Dist. G.O. Bonds, Ser. A
5s, 8/1/34	Aa3	1,000,000	1,250,510
5s, 8/1/32	Aa3	2,000,000	2,516,160

Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds
5 3/4s, 9/1/39	AA-	6,000,000	6,854,100
5 1/2s, 9/1/31	AA-	1,000,000	1,137,630

Port of Oakland, Rev. Bonds, Ser. P
5s, 5/1/33	A+	1,860,000	2,172,852
5s, 5/1/31	A+	1,000,000	1,174,210

Poway, Unified School Dist. G.O. Bonds (Election of 2008), zero %, 8/1/29	Aa3	11,350,000	8,256,217

Poway, Unified School Dist. Pub. Fin. Auth. Special Tax Bonds
5s, 9/15/32	BBB	500,000	588,635
5s, 9/15/28	BBB	1,110,000	1,326,250

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5s, 9/1/32	BBB-/P	1,250,000	1,408,163

Redding, Elec. Syst. Rev. Bonds, NATL, 6.368s, 7/1/22 (Escrowed to maturity)	AA-	2,645,000	3,057,699

Redwood City, Redev. Agcy., Tax Alloc. Bonds (Redev. Area 2-A), AMBAC, zero %, 7/15/22	A-	3,230,000	2,814,267

Rio Linda, Unified School Dist. G.O. Bonds (Election of 2006), AGM, 5s, 8/1/31	AA	6,000,000	6,249,360

Ripon, Redev. Agcy. Tax Alloc. Bonds (Cmnty. Redev.), NATL, 4 3/4s, 11/1/36	A3	1,410,000	1,434,111

Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5 3/4s, 6/1/44	BBB-	750,000	891,600

Rocklin, Special Tax Bonds, 5s, 9/1/35	BB/P	3,500,000	3,950,065

Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds (Rohnert Redev.), NATL, zero %, 8/1/25	AA-	1,340,000	1,074,466

Roseville, Special Tax Bonds (Westpark Cmnty. Pub. Fac. Dist. No. 1)
5s, 9/1/37	BBB-/P	1,250,000	1,472,850
5s, 9/1/33	BBB-/P	1,000,000	1,197,940

Roseville, Elec. Syst. Fin. Auth. Rev. Bonds
5s, 2/1/34	A+	1,625,000	1,953,055
5s, 2/1/33	A+	1,455,000	1,754,686
5s, 2/1/32	A+	500,000	605,045
5s, 2/1/28	A+	2,895,000	3,492,412

Sacramento Cnty., Arpt. Syst. Rev. Bonds, Ser. A, AGM
5s, 7/1/28	AA	1,500,000	1,618,935
5s, 7/1/26	AA	5,000,000	5,406,750
5s, 7/1/25	AA	3,990,000	4,315,424

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL
zero %, 12/1/23	AA-	10,000,000	8,573,400
zero %, 12/1/22	AA-	7,500,000	6,623,700

Sacramento, Muni. Util. Dist. Rev. Bonds
Ser. Y, 5s, 8/15/32	Aa3	1,500,000	1,808,235
Ser. B, 5s, 8/15/31	Aa3	2,905,000	3,594,705
Ser. Y, 5s, 8/15/31	Aa3	500,000	603,720
Ser. X, 5s, 8/15/28	Aa3	1,650,000	1,959,755

Sacramento, Muni. Util. Dist. Elec. Rev. Bonds, Ser. K, AMBAC, 5 1/4s, 7/1/24	Aa3	11,520,000	14,466,931

Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds (Cosumnes), NATL, 5s, 7/1/19 (Prerefunded 7/1/16)	A3	1,070,000	1,070,000

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5s, 3/1/42	A3	2,890,000	3,248,505

San Bernardino Cnty., Special Tax Bonds, 5s, 9/1/33	BBB-/P	2,500,000	2,902,300

San Bernardino, Cmnty. College Dist. G.O. Bonds
(Election of 2002), Ser. A, 6 1/4s, 8/1/33 (Prerefunded 8/1/18)	Aa2	1,000,000	1,115,800
(Election of 2008), Ser. D, 5s, 8/1/45	Aa2	1,500,000	1,850,535

San Diego Cmnty. Fac. Dist. No. 3 Special Tax Bonds, 5s, 9/1/36	BBB/P	985,000	1,103,732

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 5s, 7/1/38	A1	2,000,000	2,328,400

San Diego Cnty., Wtr. Auth. Rev. Bonds, Ser. B
5s, 5/1/36	AAA	5,000,000	6,326,050
5s, 5/1/35	AAA	4,000,000	5,077,160

San Diego, Pub. Fac. Fin. Auth. Rev. Bonds
Ser. A, 5 1/4s, 3/1/40	AA-	1,000,000	1,137,860
Ser. A, 5 1/4s, 9/1/35	AA-	1,500,000	1,716,495
Ser. A, 5 1/4s, 3/1/25	AA-	6,065,000	7,019,692
(Cap. Impt.), Ser. A, 5s, 10/15/35	AA-	500,000	618,280
Ser. A, 5s, 9/1/26	AA-	6,265,000	7,179,878

San Diego, Pub. Fac. Fin. Auth. Tax Alloc. Bonds (Southcrest), Ser. B, Radian Insd., 5 1/8s, 10/1/22	AA	1,000,000	1,055,890

San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds, Ser. A
5 1/4s, 5/15/29 (Prerefunded 5/15/20)	AA+	1,245,000	1,458,704
5 1/8s, 5/15/29 (Prerefunded 5/15/19)	AA+	5,000,000	5,635,650
5s, 5/15/37	AA+	2,000,000	2,528,240

San Diego, Pub. Fac. Fin. Auth. Wtr. Rev. Bonds
Ser. A, 5s, 8/1/45	Aa3	2,000,000	2,507,400
Ser. B, 5s, 8/1/37	Aa3	3,000,000	3,782,760

San Diego, Unified School Dist. G.O. Bonds
(Election 2012), Ser. F, 5s, 7/1/45	Aa2	6,440,000	8,015,804
(Election of 2008), Ser. C, zero %, 7/1/44	Aa2	10,000,000	4,333,900

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
Ser. A, 5 1/4s, 5/1/33	A1	4,000,000	4,779,720
5s, 5/1/29	A1	2,000,000	2,418,420

San Francisco City & Cnty., Intl. Arpt. Comm. Rev. Bonds, Ser. B, 5s, 5/1/43	A1	3,280,000	3,766,686

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds (No. 6 Mission Bay South Pub. Impts.), Ser. A, 5s, 8/1/31	BBB/P	1,140,000	1,307,158

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds (Intl. Arpt.)
Ser. 34D, AGC, 5 1/4s, 5/1/25 (Prerefunded 5/1/18)	AA	2,250,000	2,439,450
Ser. F, 5s, 5/1/40	A1	4,750,000	5,323,468
Ser. G, 5s, 5/1/40	A1	4,400,000	4,931,212

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds
(Mission Bay North Redev.), Ser. C, 6 3/4s, 8/1/41 (Prerefunded 2/1/21)	A-	1,000,000	1,262,330
(Mission Bay South Redev.), Ser. D, 6 5/8s, 8/1/39 (Prerefunded 8/1/19)	BBB+	1,250,000	1,472,413

San Francisco, City & Cnty., Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds (Mission Bay South Redev.), Ser. A, 5s, 8/1/43	A-	1,750,000	2,024,960

San Francisco, City & Cnty., Redev. Agcy. Cmnty. Successor Tax Allocation Bonds
(Mission Bay South Redev. ), Ser. B, NATL, 5s, 8/1/43	AA-	1,100,000	1,372,305
(Mission Bay North Redev.), Ser. A, NATL, 5s, 8/1/41	AA-	1,285,000	1,582,259
(Mission Bay South Redev. ), Ser. C, NATL, 5s, 8/1/41	AA-	1,000,000	1,251,650

San Joaquin Cnty., Trans. Auth. Rev. Bonds, Ser. A, 5 1/2s, 3/1/41	AA	7,000,000	8,257,130

San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A, 5s, 1/15/34	BBB-	7,125,000	8,407,000

San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area Redev.), Ser. B, Radian Insd., 5s, 8/1/32	AA	3,935,000	3,945,585

San Marcos, Unified School Dist. G.O. Bonds (Election 2010), Ser. B, zero %, 8/1/51	Aa3	11,425,000	3,391,854

San Mateo Cnty., Cmnty. College G.O. Bonds (Election of 2005)
Ser. B, NATL, zero %, 9/1/27	Aaa	10,545,000	8,399,620
Ser. A, NATL, zero %, 9/1/26	Aaa	4,000,000	3,301,240

Santa Clara Valley, Wtr. Dist. Rev. Bonds, Ser. A, 5s, 6/1/46	Aa1	1,500,000	1,866,495

Santa Clara, Elec. Rev. Rev. Bonds, Ser. A
6s, 7/1/31	A+	2,500,000	3,053,325
5 1/4s, 7/1/32	A+	4,000,000	4,718,040

Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds (Impt. Area No. 1), Ser. A
5 1/4s, 9/1/27 (Prerefunded 9/1/21)	BBB+	3,270,000	3,812,199
5 1/4s, 9/1/26 (Prerefunded 9/1/21)	BBB+	1,485,000	1,740,791
5.1s, 9/1/30 (Prerefunded 9/1/21)	BBB+	480,000	549,715

Saugus, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/24	Aa2	1,210,000	1,042,088

School Fin. Fac. Auth. 144A Rev. Bonds (Kipp LA Projects), Ser. A, 5s, 7/1/45	BBB-	1,500,000	1,711,920

South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A
5s, 8/15/32	BBB+	1,000,000	1,138,340
5s, 8/15/30	BBB+	1,130,000	1,293,974

South Western Cmnty. College Dist. G.O. Bonds (Election 2008), Ser. D
5s, 8/1/44	Aa2	4,000,000	4,886,800
zero %, 8/1/37	Aa2	3,100,000	1,317,841

Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas No. 1), Ser. A, 5 1/4s, 11/1/24	A3	2,850,000	3,514,791
(Natural Gas), Ser. A, 5 1/4s, 11/1/21	A3	1,500,000	1,763,850
Ser. A, 5s, 7/1/40	AA-	6,860,000	7,723,262

Southwestern Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. C, zero %, 8/1/46	Aa2	10,000,000	3,659,800

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A
6 1/4s, 10/1/40	A	1,250,000	1,597,475
6 1/4s, 10/1/38	A	2,235,000	2,859,750
6 1/8s, 10/1/35	A	750,000	955,688

Stockton, Unified School Dist. G.O. Bonds (Election 2012), Ser. A, AGM, 5s, 8/1/38	AA	1,000,000	1,189,690

Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65s, 8/1/21	B+/P	3,105,000	3,114,315

Sweetwater, G.O. Bonds (Union High School Dist.), 5s, 8/1/35	A1	2,330,000	2,901,549

Tobacco Securitization Auth. of Southern CA Rev. Bonds
Class A1-SNR, 5 1/8s, 6/1/46	B+	5,000,000	5,000,100
Ser. A1-SNR, 5s, 6/1/37	BB+	2,000,000	2,000,120

Tracy, Operational Partnership, Joint Powers Auth. Lease Rev. Bonds, AGC
6 3/8s, 10/1/38	AA	2,200,000	2,453,506
6 1/4s, 10/1/33	AA	3,000,000	3,350,910

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A
5 7/8s, 1/1/29	AA-	6,000,000	6,694,440
5 5/8s, 1/1/29	AA-	1,000,000	1,109,110

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	AA-	12,640,000	14,014,347

Tustin Cmnty., Fac. Dist. Special Tax Bonds (No. 06-1 Legacy Columbus Villages), Ser. A, 5s, 9/1/37	BBB+	2,100,000	2,485,560

Twin Rivers, Unified School Dist. G.O. Bonds, Ser. A, BAM, 5s, 8/1/40	AA	2,000,000	2,350,380

U. of CA Rev. Bonds
Ser. O, 5 1/4s, 5/15/39 (Prerefunded 5/15/19)	Aa2	5,530,000	6,244,144
Ser. O, FHL Banks Coll., U.S. Govt. Coll., 5 1/4s, 5/15/39 (Prerefunded 5/15/19)	AAA/P	1,620,000	1,829,207
Ser. AR, 5s, 5/15/46	Aa2	4,000,000	4,999,720
Ser. AR, 5s, 5/15/41	Aa2	2,000,000	2,509,940
Ser. AI, 5s, 5/15/32	Aa2	3,000,000	3,699,450
Ser. K, 4s, 5/15/46	Aa3	3,000,000	3,390,960

Union, G.O. Bonds, Ser. A, 5s, 9/1/44	Aa1	1,890,000	2,298,675

Ventura Cnty., COP (Pub. Fin. Auth. III)
5 3/4s, 8/15/29 (Prerefunded 8/15/19)	AA+	1,500,000	1,721,490
5 3/4s, 8/15/28 (Prerefunded 8/15/19)	AA+	1,745,000	2,003,243

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5 3/8s, 9/1/30	BBB+	2,350,000	2,715,237

			1,356,483,785
Delaware (0.4%)

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.38s, 10/1/38	VMIG1	5,050,000	5,050,000

			5,050,000
Guam (0.4%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,000,000	1,148,690

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	2,450,000	2,776,389

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, AGM, 5s, 10/1/30	AA	1,000,000	1,181,140

			5,106,219
Indiana (0.6%)

IN State Fin. Auth. VRDN, Ser. A-3, 0.38s, 2/1/37	VMIG1	8,000,000	8,000,000

			8,000,000
Mississippi (0.2%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. C, 0.38s, 12/1/30	VMIG1	2,250,000	2,250,000

			2,250,000
Nevada (0.4%)

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.43s, 6/1/42	VMIG1	6,000,000	6,000,000

			6,000,000
New Hampshire (—%)

NH State Hlth. & Ed. Fac. Auth. VRDN (U. Syst. of NH), Ser. B, 0.37s, 7/1/33	VMIG1	660,000	660,000

			660,000
Oklahoma (0.3%)

OK State Tpk. Auth. VRDN, Ser. F, 0.37s, 1/1/28	VMIG1	4,645,000	4,645,000

			4,645,000
Puerto Rico (0.2%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5 5/8s, 5/15/43	Ba2	3,350,000	3,350,569

			3,350,569
Virgin Islands (0.2%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A, 5s, 10/1/25	BBB	2,000,000	2,183,720

			2,183,720
TOTAL INVESTMENTS

Total investments (cost $1,234,628,356)(b)			$1,393,729,293

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2015 through June 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,406,533,362.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,233,884,861, resulting in gross unrealized appreciation and depreciation of $159,844,432 and $0, respectively, or net unrealized appreciation of $159,844,432.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local debt	16.3%
	Utilities	16.3
	State debt	14.6
	Prerefunded	10.9
	Health care	10.5

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,393,729,293	$—

Totals by level	$—	$1,393,729,293	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 26, 2016